Supplement to the
Fidelity® Variable Insurance Products
Consumer Staples Portfolio
Initial Class
April 30, 2019
As Revised November 8, 2019
Summary Prospectus

Effective on or about January 1, 2020, the following information replaces similar information for Consumer Staples Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (co-manager) has managed the fund since November 2019.

Ben Shuleva (co-manager) has managed the fund since January 2020.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.

VCSP-INI-SUM-19-02 1.9886537.103	December 24, 2019

Supplement to the
Fidelity® Variable Insurance Products
Consumer Staples Portfolio
Investor Class
April 30, 2019
As Revised November 8, 2019
Summary Prospectus

Effective on or about January 1, 2020, the following information replaces similar information for Consumer Staples Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Nicola Stafford (co-manager) has managed the fund since November 2019.

Ben Shuleva (co-manager) has managed the fund since January 2020.

It is expected that Ms. Stafford will transition off of the fund effective on or about June 30, 2020. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.

VCSP-INV-SUM-19-02 1.9886519.103	December 24, 2019